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NATIONWIDE LIFE INSURANCE COMPANY                                         [LOGO]
HOME OFFICE: ONE NATIONWIDE PLAZA -- COLUMBUS, OH 43215-2220

JANUARY 22, 1998

VIA EDGAR

The United States Securities
     and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Subject:  Nationwide DC Variable Account
          Nationwide Life Insurance Company
          File No. 2-51911 (1933 Act)
          File No. 811-2804 (1940 Act)
          CIK No. 000070699

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Nationwide DC Variable Account (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No.42 (1933 Act) and No. 43 (1940 Act) to the Registration Statement for the Company and the Variable Account which became effective January 19, 1998.

If there are any questions in connection with the enclosed, please contact Brian M. Bacon at (614) 249-7452.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY


Brian M. Bacon
Counsel

CC:  Mr. Edward MacDonald
     Office of Insurance Products and Legal Compliance
     Stop 5-6

     Mr. Mark Amorosi
     Branch Chief
     Office of Insurance Products and Legal Compliance
     Stop 5-6